Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0919
1.9867768.103

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	297,776	$4,267,504
Alumina Ltd.	1,112,673	1,763,995
AMP Ltd.	1,335,509	1,624,507
APA Group unit	536,348	4,039,752
Aristocrat Leisure Ltd.	260,950	5,430,132
ASX Ltd.	88,025	5,324,709
Aurizon Holdings Ltd.	908,045	3,564,724
Australia & New Zealand Banking Group Ltd.	1,296,148	24,632,876
Bank of Queensland Ltd.	183,699	1,170,102
Bendigo & Adelaide Bank Ltd.	216,368	1,693,722
BHP Billiton Ltd.	1,335,976	36,780,300
BlueScope Steel Ltd.	243,614	2,150,173
Boral Ltd.	533,698	1,870,405
Brambles Ltd.	724,470	6,480,330
Caltex Australia Ltd.	113,584	2,089,157
Challenger Ltd.	250,119	1,204,926
Cimic Group Ltd.	44,293	1,105,621
Coca-Cola Amatil Ltd.	231,580	1,676,097
Cochlear Ltd.	26,209	3,937,895
Coles Group Ltd. (a)	515,512	5,005,199
Commonwealth Bank of Australia	802,968	45,063,846
Computershare Ltd.	222,186	2,393,448
Crown Ltd.	170,005	1,374,558
CSL Ltd.	205,482	32,063,902
DEXUS Property Group unit	496,040	4,436,562
Dominos Pizza Enterprises Ltd.	27,538	724,888
Flight Centre Travel Group Ltd.	25,484	801,449
Fortescue Metals Group Ltd.	628,283	3,537,366
Goodman Group unit	740,774	7,491,843
Harvey Norman Holdings Ltd. (b)	243,652	729,669
Incitec Pivot Ltd.	732,707	1,739,620
Insurance Australia Group Ltd.	1,049,803	6,183,069
Lendlease Group unit	256,350	2,540,856
Macquarie Group Ltd.	146,773	12,845,428
Medibank Private Ltd.	1,250,847	3,083,567
Mirvac Group unit	1,775,287	3,900,842
National Australia Bank Ltd.	1,260,167	24,542,748
Newcrest Mining Ltd.	348,451	8,409,938
Orica Ltd.	173,294	2,581,762
Origin Energy Ltd.	801,135	4,335,070
QBE Insurance Group Ltd.	603,435	5,142,717
Ramsay Health Care Ltd.	64,341	3,196,902
realestate.com.au Ltd.	23,096	1,549,144
Rio Tinto Ltd.	168,425	11,272,241
Santos Ltd.	805,311	3,967,905
Scentre Group unit	2,416,695	6,583,388
SEEK Ltd.	152,016	2,164,183
Sonic Healthcare Ltd.	205,133	3,926,021
South32 Ltd.	2,293,405	4,879,822
SP AusNet	835,601	1,012,377
Stockland Corp. Ltd. unit	1,093,286	3,412,863
Suncorp Group Ltd.	590,143	5,439,219
Sydney Airport unit	502,215	2,866,574
Tabcorp Holdings Ltd.	912,219	2,798,407
Telstra Corp. Ltd.	1,889,667	5,123,498
The GPT Group unit	835,466	3,546,328
TPG Telecom Ltd.	169,110	804,751
Transurban Group unit	1,213,553	12,861,829
Treasury Wine Estates Ltd.	326,595	3,926,964
Vicinity Centres unit	1,494,719	2,662,418
Washington H. Soul Pattinson & Co. Ltd.	54,802	848,405
Wesfarmers Ltd.	514,809	13,786,614
Westpac Banking Corp.	1,563,906	30,683,719
Woodside Petroleum Ltd.	425,301	10,029,016
Woolworths Group Ltd.	559,103	13,631,127
WorleyParsons Ltd.	144,002	1,577,912

TOTAL AUSTRALIA		442,286,901

Austria - 0.2%
Andritz AG	33,186	1,188,806
Erste Group Bank AG	136,573	4,904,484
OMV AG	66,936	3,357,387
Raiffeisen International Bank-Holding AG	67,345	1,581,970
Verbund AG	30,945	1,733,359
Voestalpine AG	52,811	1,405,421

TOTAL AUSTRIA		14,171,427

Bailiwick of Jersey - 0.7%
Experian PLC	412,602	12,544,132
Ferguson PLC	105,224	7,887,634
Glencore Xstrata PLC	5,044,292	16,176,143
WPP PLC	573,380	6,754,094

TOTAL BAILIWICK OF JERSEY		43,362,003

Belgium - 1.0%
Ageas	83,075	4,475,889
Anheuser-Busch InBev SA NV	345,593	34,744,757
Colruyt NV	26,105	1,363,130
Groupe Bruxelles Lambert SA	36,326	3,437,397
KBC Groep NV	113,348	7,312,755
Proximus	69,044	1,972,702
Solvay SA Class A	33,705	3,464,740
Telenet Group Holding NV	21,557	1,061,930
UCB SA	57,455	4,491,622
Umicore SA	89,502	2,801,735

TOTAL BELGIUM		65,126,657

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	301,000	2,333,665
Dairy Farm International Holdings Ltd.	154,213	1,154,758
Hongkong Land Holdings Ltd.	529,812	3,231,058
Jardine Matheson Holdings Ltd.	100,178	6,080,385
Jardine Strategic Holdings Ltd.	100,548	3,446,915
Kerry Properties Ltd.	298,500	1,120,870
NWS Holdings Ltd.	696,856	1,293,856
Shangri-La Asia Ltd.	576,000	700,802
Yue Yuen Industrial (Holdings) Ltd.	332,000	930,243

TOTAL BERMUDA		20,292,552

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	133,900	1,565,981
BeiGene Ltd. ADR (a)(b)	16,230	2,229,028
Cheung Kong Property Holdings Ltd.	1,173,500	8,823,706
CK Hutchison Holdings Ltd.	1,225,500	11,452,271
Melco Crown Entertainment Ltd. sponsored ADR	94,039	2,113,056
MGM China Holdings Ltd.	434,400	709,864
Sands China Ltd.	1,100,800	5,283,695
WH Group Ltd. (c)	4,328,500	4,213,232
Wharf Real Estate Investment Co. Ltd.	551,000	3,475,880
Wynn Macau Ltd.	709,200	1,591,326

TOTAL CAYMAN ISLANDS		41,458,039

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,691	1,811,123
Series B	2,984	3,350,582
Carlsberg A/S Series B	48,533	6,630,498
Christian Hansen Holding A/S	47,840	4,187,011
Coloplast A/S Series B	53,859	6,293,051
Danske Bank A/S	305,092	4,534,002
DSV de Sammensluttede Vognmaend A/S	80,989	7,743,767
Genmab A/S (a)	29,382	5,441,722
H Lundbeck A/S	31,772	1,231,166
ISS Holdings A/S	71,735	2,013,552
Novo Nordisk A/S Series B	780,693	37,488,365
Novozymes A/S Series B	99,319	4,612,743
ORSTED A/S (c)	85,739	7,831,891
Pandora A/S	47,524	1,830,285
Tryg A/S	54,631	1,669,915
Vestas Wind Systems A/S	88,595	7,286,386
William Demant Holding A/S (a)	51,575	1,524,130

TOTAL DENMARK		105,480,189

Finland - 1.1%
Elisa Corp. (A Shares)	64,432	3,029,938
Fortum Corp.	201,338	4,635,928
Kone Oyj (B Shares)	153,582	8,772,788
Metso Corp.	47,807	1,847,519
Neste Oyj	191,771	6,366,592
Nokia Corp.	2,556,371	13,808,510
Nokian Tyres PLC	56,560	1,626,032
Nordea Bank ABP (Stockholm Stock Exchange)	1,378,194	8,844,407
Orion Oyj (B Shares)	47,284	1,623,168
Sampo Oyj (A Shares)	200,846	8,375,417
Stora Enso Oyj (R Shares)	264,315	3,053,247
UPM-Kymmene Corp.	242,227	6,556,152
Wartsila Corp.	201,426	2,538,611

TOTAL FINLAND		71,078,309

France - 10.1%
Accor SA	83,772	3,737,245
Aeroports de Paris	13,484	2,324,101
Air Liquide SA	194,836	26,960,431
Alstom SA	71,104	3,072,921
Amundi SA (c)	27,570	1,904,447
Arkema SA	31,366	2,836,801
Atos Origin SA	43,468	3,515,580
AXA SA	880,334	22,174,067
BIC SA	11,568	805,483
bioMerieux SA	18,853	1,597,619
BNP Paribas SA	510,517	23,892,210
Bollore SA	400,334	1,724,817
Bouygues SA	101,443	3,636,190
Bureau Veritas SA	127,619	3,191,385
Capgemini SA	72,132	9,202,727
Carrefour SA	277,456	5,345,838
Casino Guichard Perrachon SA (b)	25,046	926,046
CNP Assurances	76,636	1,586,434
Compagnie de St. Gobain	223,448	8,596,890
Covivio	20,261	2,071,311
Credit Agricole SA	521,251	6,204,952
Danone SA	279,788	24,266,841
Dassault Aviation SA	1,121	1,538,774
Dassault Systemes SA	59,341	9,065,287
Edenred SA	108,642	5,464,919
EDF SA	275,233	3,417,019
Eiffage SA	35,675	3,529,025
ENGIE	828,776	12,770,974
Essilor International SA	127,809	17,353,082
Eurazeo SA	18,464	1,239,665
Eutelsat Communications	76,450	1,465,794
Faurecia SA	33,500	1,594,633
Gecina SA	20,867	3,201,628
Groupe Eurotunnel SA	199,822	2,886,699
Hermes International SCA	14,389	10,140,161
ICADE	13,658	1,186,873
Iliad SA	11,711	1,216,030
Imerys SA	16,318	683,543
Ingenico SA	27,790	2,645,664
Ipsen SA	17,134	1,966,913
JCDecaux SA	34,712	1,003,692
Kering SA	34,380	17,868,541
Klepierre SA	93,021	2,866,803
L'Oreal SA	114,354	30,634,750
Legrand SA	121,139	8,563,682
LVMH Moet Hennessy Louis Vuitton SE	125,987	52,040,085
Michelin CGDE Series B	77,542	8,622,527
Natixis SA	430,072	1,733,919
Orange SA	905,700	13,424,721
Pernod Ricard SA	96,369	16,967,531
Peugeot Citroen SA	266,972	6,312,692
Publicis Groupe SA	101,316	4,999,519
Remy Cointreau SA (b)	9,586	1,420,907
Renault SA	87,282	4,883,234
Safran SA	148,509	21,347,270
Sanofi SA	509,310	42,441,727
Sartorius Stedim Biotech	12,553	2,010,776
Schneider Electric SA	249,545	21,529,761
SCOR SE	74,076	3,050,479
SEB SA	10,263	1,647,365
Societe Generale Series A	326,901	8,007,335
Sodexo SA	40,261	4,619,569
SR Teleperformance SA	26,258	5,511,218
Suez Environnement SA	155,468	2,285,529
Thales SA	48,420	5,469,976
Total SA	1,078,580	55,902,996
Ubisoft Entertainment SA (a)	37,965	3,122,799
Valeo SA	109,226	3,433,934
Veolia Environnement SA	243,974	6,171,310
VINCI SA	230,678	23,728,397
Vivendi SA	415,656	11,586,103
Wendel SA	12,708	1,758,469
Worldline SA (a)(c)	37,325	2,677,457

TOTAL FRANCE		638,586,092

Germany - 7.8%
adidas AG	81,804	26,220,787
Allianz SE	192,429	44,645,274
Axel Springer Verlag AG (b)	21,663	1,497,610
BASF AG	416,655	27,659,316
Bayer AG	423,013	27,398,125
Bayerische Motoren Werke AG (BMW)	150,091	11,103,854
Beiersdorf AG	45,708	5,312,869
Brenntag AG	70,326	3,455,801
Carl Zeiss Meditec AG	18,256	2,009,824
Commerzbank AG	455,290	3,106,189
Continental AG	49,959	6,849,604
Covestro AG (c)	79,042	3,597,104
Daimler AG (Germany)	412,480	21,412,977
Delivery Hero AG (a)(c)	51,103	2,465,365
Deutsche Bank AG	891,421	6,947,093
Deutsche Borse AG	86,148	11,959,280
Deutsche Lufthansa AG	107,772	1,714,989
Deutsche Post AG	448,889	14,664,113
Deutsche Telekom AG	1,511,049	24,752,605
Deutsche Wohnen AG (Bearer)	161,941	5,955,306
Drillisch AG (b)	24,796	749,362
E.ON AG	998,107	9,939,968
Evonik Industries AG	85,108	2,445,810
Fraport AG Frankfurt Airport Services Worldwide	18,907	1,584,823
Fresenius Medical Care AG & Co. KGaA	97,845	6,776,823
Fresenius SE & Co. KGaA	189,323	9,544,299
GEA Group AG	69,665	1,746,749
Hannover Reuck SE	27,312	4,284,212
HeidelbergCement Finance AG	67,569	4,908,303
Henkel AG & Co. KGaA	47,676	4,488,712
Hochtief AG	11,232	1,278,197
Hugo Boss AG	28,889	1,827,984
Infineon Technologies AG	567,470	10,510,774
innogy SE (c)	62,675	3,018,777
KION Group AG	29,527	1,588,885
Knorr-Bremse AG	21,945	2,227,679
Lanxess AG	39,534	2,369,390
Merck KGaA	58,719	6,008,779
Metro Wholesale & Food Specialist AG (b)	79,459	1,231,456
MTU Aero Engines Holdings AG	23,609	5,919,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,813	16,350,026
Puma AG	37,666	2,637,289
RWE AG	248,158	6,719,429
SAP SE	445,729	54,484,155
Siemens AG	346,987	37,763,751
Siemens Healthineers AG (c)	68,017	2,847,274
Symrise AG	58,356	5,403,152
Telefonica Deutschland Holding AG	407,013	1,027,735
Thyssenkrupp AG	183,654	2,376,635
TUI AG (GB)	200,266	1,991,212
Uniper SE	91,618	2,834,720
United Internet AG	55,284	1,656,667
Volkswagen AG	14,575	2,496,011
Vonovia SE	223,199	10,935,818
Wirecard AG	53,240	8,934,801
Zalando SE (a)(c)	56,920	2,626,275

TOTAL GERMANY		496,263,631

Hong Kong - 2.8%
AIA Group Ltd.	5,477,000	56,061,303
Bank of East Asia Ltd.	582,536	1,679,848
BOC Hong Kong (Holdings) Ltd.	1,680,500	6,403,374
CLP Holdings Ltd.	745,000	8,100,118
Galaxy Entertainment Group Ltd.	983,000	6,691,575
Hang Lung Properties Ltd.	890,000	2,095,120
Hang Seng Bank Ltd.	347,000	8,247,430
Henderson Land Development Co. Ltd.	660,021	3,413,726
Hong Kong & China Gas Co. Ltd.	4,604,800	10,167,865
Hong Kong Exchanges and Clearing Ltd.	538,906	18,110,668
Hysan Development Co. Ltd.	286,000	1,362,513
Link (REIT)	957,000	11,131,044
MTR Corp. Ltd.	712,231	4,674,003
New World Development Co. Ltd.	2,782,380	3,917,565
PCCW Ltd.	1,941,584	1,107,292
Power Assets Holdings Ltd.	630,500	4,506,354
Sino Land Ltd.	1,382,697	2,239,108
SJM Holdings Ltd.	902,000	979,191
Sun Hung Kai Properties Ltd.	723,000	11,651,401
Swire Pacific Ltd. (A Shares)	226,500	2,581,665
Swire Properties Ltd.	531,000	1,917,388
Techtronic Industries Co. Ltd.	621,500	4,621,880
Vitasoy International Holdings Ltd.	338,000	1,591,177
Wharf Holdings Ltd.	531,000	1,291,117
Wheelock and Co. Ltd.	374,000	2,353,518

TOTAL HONG KONG		176,896,243

Ireland - 0.6%
AIB Group PLC	370,551	1,271,620
Bank Ireland Group PLC	441,302	1,954,085
CRH PLC	367,969	12,246,155
DCC PLC (United Kingdom)	44,566	3,773,175
James Hardie Industries PLC CDI	201,301	2,722,578
Kerry Group PLC Class A	71,973	8,397,651
Kingspan Group PLC (Ireland)	69,544	3,410,445
Paddy Power Betfair PLC (Ireland)	35,651	2,824,952
Smurfit Kappa Group PLC	102,420	3,233,567

TOTAL IRELAND		39,834,228

Isle of Man - 0.1%
Gaming VC Holdings SA	264,236	1,901,032
Genting Singapore Ltd.	2,757,900	1,835,276

TOTAL ISLE OF MAN		3,736,308

Israel - 0.6%
Azrieli Group	19,500	1,372,766
Bank Hapoalim BM (Reg.) (a)	522,901	3,974,491
Bank Leumi le-Israel BM	682,687	4,990,695
Check Point Software Technologies Ltd. (a)	54,771	6,131,613
CyberArk Software Ltd. (a)	17,087	2,373,043
Elbit Systems Ltd. (Israel)	10,441	1,679,385
Israel Chemicals Ltd.	317,387	1,720,955
Israel Discount Bank Ltd. (Class A)	534,690	2,323,647
Mizrahi Tefahot Bank Ltd. (a)	64,647	1,555,674
NICE Systems Ltd. (a)	28,237	4,333,514
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	494,938	3,924,858
Wix.com Ltd. (a)	20,854	3,097,236

TOTAL ISRAEL		37,477,877

Italy - 1.8%
Assicurazioni Generali SpA	495,646	9,239,773
Atlantia SpA	224,554	5,782,001
Davide Campari-Milano SpA	263,333	2,454,511
Enel SpA	3,686,360	25,217,018
Eni SpA	1,153,855	18,024,714
FinecoBank SpA	276,220	2,749,534
Intesa Sanpaolo SpA	6,754,877	14,650,704
Leonardo SpA	183,709	2,245,159
Mediobanca SpA	282,036	2,826,784
Moncler SpA	81,278	3,344,361
Pirelli & C. SpA (c)	182,067	1,077,073
Poste Italiane SpA (c)	236,673	2,530,891
Prysmian SpA	109,564	2,264,435
Recordati SpA	47,471	2,129,868
Snam Rete Gas SpA	943,160	4,634,663
Telecom Italia SpA (a)	4,409,041	2,478,880
Terna SpA	637,353	3,883,346
UniCredit SpA	910,789	10,743,842

TOTAL ITALY		116,277,557

Japan - 23.6%
ABC-MART, Inc.	15,100	957,717
ACOM Co. Ltd.	182,100	646,113
Advantest Corp.	90,700	3,492,755
AEON Co. Ltd.	297,500	5,148,007
AEON Financial Service Co. Ltd.	51,400	833,437
AEON MALL Co. Ltd.	46,900	722,964
Agc, Inc.	82,900	2,539,224
Air Water, Inc.	67,900	1,115,335
Aisin Seiki Co. Ltd.	73,700	2,401,567
Ajinomoto Co., Inc.	199,500	3,574,732
Alfresa Holdings Corp.	85,600	2,078,037
All Nippon Airways Ltd.	52,300	1,755,426
Alps Electric Co. Ltd.	95,200	1,733,051
Amada Holdings Co. Ltd.	155,200	1,706,364
Aozora Bank Ltd.	54,150	1,240,983
Asahi Group Holdings	164,600	7,129,641
ASAHI INTECC Co. Ltd.	88,300	2,329,451
Asahi Kasei Corp.	572,900	5,828,047
Astellas Pharma, Inc.	853,600	12,097,139
Bandai Namco Holdings, Inc.	90,700	4,918,926
Bank of Kyoto Ltd.	24,300	945,956
Benesse Holdings, Inc.	32,800	771,534
Bridgestone Corp.	259,200	9,730,503
Brother Industries Ltd.	101,600	1,816,454
Calbee, Inc.	36,700	1,042,403
Canon, Inc.	453,900	12,310,335
Casio Computer Co. Ltd.	89,000	1,015,339
Central Japan Railway Co.	65,400	13,146,235
Chiba Bank Ltd.	258,300	1,277,520
Chubu Electric Power Co., Inc.	292,600	4,130,449
Chugai Pharmaceutical Co. Ltd.	101,600	7,269,180
Chugoku Electric Power Co., Inc.	119,800	1,496,536
Coca-Cola West Co. Ltd.	56,300	1,393,657
Concordia Financial Group Ltd.	491,500	1,730,737
Credit Saison Co. Ltd.	72,000	875,316
CyberAgent, Inc.	45,000	1,805,610
Dai Nippon Printing Co. Ltd.	110,300	2,313,493
Dai-ichi Mutual Life Insurance Co.	489,700	7,199,108
Daicel Chemical Industries Ltd.	119,500	1,017,162
Daifuku Co. Ltd.	46,000	2,541,226
Daiichi Sankyo Kabushiki Kaisha	257,300	15,635,374
Daikin Industries Ltd.	113,000	14,025,200
Dainippon Sumitomo Pharma Co. Ltd.	72,300	1,327,764
Daito Trust Construction Co. Ltd.	32,600	4,217,713
Daiwa House Industry Co. Ltd.	256,900	7,304,117
Daiwa House REIT Investment Corp.	845	2,069,974
Daiwa Securities Group, Inc.	696,100	3,001,261
DENSO Corp.	196,700	8,349,023
Dentsu, Inc.	98,400	3,252,714
Disco Corp.	11,800	2,194,264
East Japan Railway Co.	138,600	12,706,160
Eisai Co. Ltd.	114,400	6,183,061
Electric Power Development Co. Ltd.	63,300	1,423,799
FamilyMart Co. Ltd.	115,200	2,459,494
Fanuc Corp.	87,900	15,622,155
Fast Retailing Co. Ltd.	26,500	15,895,352
Fuji Electric Co. Ltd.	57,700	1,762,728
Fujifilm Holdings Corp.	163,400	7,744,904
Fujitsu Ltd.	89,200	6,961,027
Fukuoka Financial Group, Inc.	78,300	1,433,864
GMO Payment Gateway, Inc.	18,600	1,362,644
Hakuhodo DY Holdings, Inc.	101,200	1,598,140
Hamamatsu Photonics K.K.	64,000	2,391,396
Hankyu Hanshin Holdings, Inc.	104,100	3,669,671
Hikari Tsushin, Inc.	9,500	2,105,387
Hino Motors Ltd.	131,500	1,054,930
Hirose Electric Co. Ltd.	14,930	1,574,107
Hisamitsu Pharmaceutical Co., Inc.	23,900	967,731
Hitachi Chemical Co. Ltd.	47,300	1,303,478
Hitachi Construction Machinery Co. Ltd.	49,100	1,151,471
Hitachi High-Technologies Corp.	31,300	1,596,792
Hitachi Ltd.	438,500	15,546,939
Hitachi Metals Ltd.	97,400	1,033,180
Honda Motor Co. Ltd.	739,400	18,396,665
Hoshizaki Corp.	24,300	1,724,386
Hoya Corp.	173,000	13,365,796
Hulic Co. Ltd.	120,900	1,042,414
Idemitsu Kosan Co. Ltd.	89,123	2,455,998
IHI Corp.	66,900	1,594,131
Iida Group Holdings Co. Ltd.	67,600	1,114,757
INPEX Corp.	464,900	4,077,339
Isetan Mitsukoshi Holdings Ltd.	154,500	1,228,259
Isuzu Motors Ltd.	250,200	2,768,573
Itochu Corp.	611,400	11,641,504
ITOCHU Techno-Solutions Corp.	43,600	1,126,570
J. Front Retailing Co. Ltd.	105,700	1,240,894
Japan Airlines Co. Ltd.	52,600	1,656,956
Japan Airport Terminal Co. Ltd.	23,000	957,717
Japan Exchange Group, Inc.	232,600	3,427,317
Japan Post Bank Co. Ltd.	184,300	1,792,347
Japan Post Holdings Co. Ltd.	714,500	7,003,902
Japan Prime Realty Investment Corp.	357	1,580,067
Japan Real Estate Investment Corp.	597	3,737,081
Japan Retail Fund Investment Corp.	1,190	2,393,345
Japan Tobacco, Inc.	544,600	11,999,570
JFE Holdings, Inc.	222,800	2,945,636
JGC Corp.	100,100	1,303,241
JSR Corp.	82,100	1,365,189
JTEKT Corp.	94,400	1,119,263
JX Holdings, Inc.	1,460,100	6,870,984
Kajima Corp.	205,100	2,637,768
Kakaku.com, Inc.	62,100	1,299,197
Kamigumi Co. Ltd.	48,900	1,128,220
Kaneka Corp.	22,400	836,989
Kansai Electric Power Co., Inc.	319,500	3,945,693
Kansai Paint Co. Ltd.	80,500	1,595,349
Kao Corp.	221,600	16,172,539
Kawasaki Heavy Industries Ltd.	65,200	1,418,611
KDDI Corp.	803,900	20,974,955
Keihan Electric Railway Co., Ltd.	43,700	1,779,493
Keihin Electric Express Railway Co. Ltd.	100,300	1,692,718
Keio Corp.	46,600	2,883,507
Keisei Electric Railway Co.	57,700	2,120,906
Keyence Corp.	41,400	24,024,101
Kikkoman Corp.	66,100	3,005,104
Kintetsu Group Holdings Co. Ltd.	77,900	3,709,183
Kirin Holdings Co. Ltd.	373,300	8,096,230
Kobayashi Pharmaceutical Co. Ltd.	22,400	1,606,030
Kobe Steel Ltd.	141,900	910,471
Koito Manufacturing Co. Ltd.	47,300	2,386,957
Komatsu Ltd.	419,200	9,373,484
Konami Holdings Corp.	42,400	1,799,027
Konica Minolta, Inc.	205,800	1,705,498
Kose Corp.	15,100	2,583,059
Kubota Corp.	475,300	7,331,751
Kuraray Co. Ltd.	145,400	1,719,617
Kurita Water Industries Ltd.	45,200	1,150,047
Kyocera Corp.	145,700	8,880,024
Kyowa Hakko Kirin Co., Ltd.	110,700	1,824,449
Kyushu Electric Power Co., Inc.	172,600	1,718,226
Kyushu Railway Co.	72,800	2,081,147
Lawson, Inc.	23,000	1,152,220
LINE Corp. (a)(b)	27,500	874,351
Lion Corp.	101,900	2,011,024
LIXIL Group Corp.	115,900	2,013,521
M3, Inc.	191,300	3,896,689
Makita Corp.	101,700	3,360,709
Marubeni Corp.	712,200	4,616,888
Marui Group Co. Ltd.	83,100	1,795,367
Maruichi Steel Tube Ltd.	25,700	678,939
Mazda Motor Corp.	260,000	2,515,425
McDonald's Holdings Co. (Japan) Ltd.	26,700	1,201,365
Mebuki Financial Group, Inc.	407,190	1,006,840
Medipal Holdings Corp.	83,600	1,785,885
Meiji Holdings Co. Ltd.	52,000	3,611,137
Mercari, Inc. (a)	33,800	910,633
Minebea Mitsumi, Inc.	165,000	2,816,136
Misumi Group, Inc.	128,800	2,929,049
Mitsubishi Chemical Holdings Corp.	582,300	4,134,042
Mitsubishi Corp.	613,300	16,468,510
Mitsubishi Electric Corp.	828,000	10,814,287
Mitsubishi Estate Co. Ltd.	536,200	9,869,805
Mitsubishi Gas Chemical Co., Inc.	74,500	998,447
Mitsubishi Heavy Industries Ltd.	145,500	6,002,045
Mitsubishi Materials Corp.	50,800	1,397,285
Mitsubishi Motors Corp. of Japan	304,900	1,341,711
Mitsubishi Tanabe Pharma Corp.	102,700	1,167,753
Mitsubishi UFJ Financial Group, Inc.	5,582,700	27,572,979
Mitsubishi UFJ Lease & Finance Co. Ltd.	183,800	981,596
Mitsui & Co. Ltd.	751,800	12,221,916
Mitsui Chemicals, Inc.	84,000	1,920,855
Mitsui Fudosan Co. Ltd.	404,700	9,135,772
Mitsui OSK Lines Ltd.	52,400	1,285,164
Mizuho Financial Group, Inc.	10,947,800	15,538,448
MonotaRO Co. Ltd.	56,900	1,253,170
MS&AD Insurance Group Holdings, Inc.	215,400	7,060,505
Murata Manufacturing Co. Ltd.	260,600	11,933,178
Nabtesco Corp.	49,500	1,347,270
Nagoya Railroad Co. Ltd.	80,800	2,231,860
NEC Corp.	112,300	4,590,742
New Hampshire Foods Ltd.	39,200	1,453,845
Nexon Co. Ltd. (a)	223,400	3,556,658
NGK Insulators Ltd.	120,300	1,789,195
NGK Spark Plug Co. Ltd.	68,100	1,305,787
Nidec Corp.	101,400	13,715,424
Nikon Corp.	145,700	1,967,198
Nintendo Co. Ltd.	51,400	18,909,697
Nippon Building Fund, Inc.	608	4,269,804
Nippon Electric Glass Co. Ltd.	30,000	670,900
Nippon Express Co. Ltd.	36,300	2,045,888
Nippon Paint Holdings Co. Ltd.	66,500	2,906,586
Nippon Prologis REIT, Inc.	905	2,177,025
Nippon Steel & Sumitomo Metal Corp.	366,600	5,743,575
Nippon Telegraph & Telephone Corp.	291,900	13,173,765
Nippon Yusen KK	70,800	1,179,564
Nissan Chemical Corp.	58,000	2,536,417
Nissan Motor Co. Ltd.	1,053,300	6,846,373
Nisshin Seifun Group, Inc.	90,100	1,702,742
Nissin Food Holdings Co. Ltd.	28,900	1,803,760
Nitori Holdings Co. Ltd.	36,400	4,928,504
Nitto Denko Corp.	71,100	3,501,666
NKSJ Holdings, Inc.	152,500	6,315,481
Nomura Holdings, Inc.	1,507,700	4,846,073
Nomura Real Estate Holdings, Inc.	56,900	1,159,549
Nomura Real Estate Master Fund, Inc.	1,766	2,806,705
Nomura Research Institute Ltd.	155,520	2,771,884
NSK Ltd.	149,200	1,261,540
NTT Data Corp.	286,400	3,760,519
NTT DOCOMO, Inc.	605,100	14,508,721
Obayashi Corp.	293,200	2,776,906
OBIC Co. Ltd.	29,400	3,153,764
Odakyu Electric Railway Co. Ltd.	133,800	2,987,232
Oji Holdings Corp.	392,300	2,028,684
Olympus Corp.	528,500	5,762,174
OMRON Corp.	87,400	4,158,180
Ono Pharmaceutical Co. Ltd.	170,000	3,098,722
Oracle Corp. Japan	17,500	1,460,612
Oriental Land Co. Ltd.	90,700	12,038,864
ORIX Corp.	601,300	8,630,664
Osaka Gas Co. Ltd.	171,500	3,150,558
Otsuka Corp.	47,400	1,884,410
Otsuka Holdings Co. Ltd.	177,600	6,531,235
Pan Pacific International Hold	50,300	3,218,016
Panasonic Corp.	1,002,100	8,449,876
Park24 Co. Ltd.	53,100	1,161,181
PeptiDream, Inc. (a)	42,200	2,370,089
Persol Holdings Co., Ltd.	78,900	1,926,991
Pigeon Corp.	52,500	1,939,976
Pola Orbis Holdings, Inc.	41,700	1,051,412
Rakuten, Inc.	390,700	3,984,831
Recruit Holdings Co. Ltd.	538,400	18,231,558
Renesas Electronics Corp. (a)	341,200	2,035,470
Resona Holdings, Inc.	948,300	3,865,892
Ricoh Co. Ltd.	304,400	2,788,109
Rinnai Corp.	15,300	1,036,502
ROHM Co. Ltd.	43,000	3,031,621
Ryohin Keikaku Co. Ltd.	10,900	1,946,751
Sankyo Co. Ltd. (Gunma)	20,500	708,521
Santen Pharmaceutical Co. Ltd.	166,700	2,698,398
SBI Holdings, Inc. Japan	107,400	2,462,134
Secom Co. Ltd.	95,300	7,468,760
Sega Sammy Holdings, Inc.	78,900	1,018,252
Seibu Holdings, Inc.	93,600	1,478,982
Seiko Epson Corp.	127,600	1,877,716
Sekisui Chemical Co. Ltd.	168,100	2,504,735
Sekisui House Ltd.	281,600	4,734,649
Seven & i Holdings Co. Ltd.	342,100	11,675,173
Seven Bank Ltd.	272,800	739,737
SG Holdings Co. Ltd.	65,500	1,738,197
Sharp Corp.	96,900	1,228,285
Shimadzu Corp.	101,000	2,449,104
Shimamura Co. Ltd.	10,200	723,817
SHIMANO, Inc.	33,600	4,765,585
SHIMIZU Corp.	268,800	2,163,123
Shin-Etsu Chemical Co. Ltd.	164,900	16,789,441
Shinsei Bank Ltd.	71,400	1,078,495
Shionogi & Co. Ltd.	122,200	6,765,604
Shiseido Co. Ltd.	181,400	13,348,241
Shizuoka Bank Ltd.	210,400	1,454,751
Showa Denko K.K.	61,300	1,644,513
SMC Corp.	26,000	9,526,243
SoftBank Corp.	748,800	38,232,345
SoftBank Corp.	759,800	10,259,640
Sohgo Security Services Co., Ltd.	32,500	1,583,326
Sony Corp.	576,400	32,782,124
Sony Financial Holdings, Inc.	69,100	1,674,081
Stanley Electric Co. Ltd.	56,900	1,416,354
Subaru Corp.	279,100	6,504,775
Sumco Corp.	113,900	1,492,762
Sumitomo Chemical Co. Ltd.	671,900	3,064,012
Sumitomo Corp.	540,000	8,012,885
Sumitomo Electric Industries Ltd.	343,500	4,250,103
Sumitomo Heavy Industries Ltd.	48,700	1,570,021
Sumitomo Metal Mining Co. Ltd.	105,600	2,999,465
Sumitomo Mitsui Financial Group, Inc.	603,400	21,100,779
Sumitomo Mitsui Trust Holdings, Inc.	150,900	5,157,515
Sumitomo Realty & Development Co. Ltd.	151,100	5,498,067
Sumitomo Rubber Industries Ltd.	79,000	866,320
Sundrug Co. Ltd.	32,900	914,813
Suntory Beverage & Food Ltd.	63,200	2,518,356
Suzuken Co. Ltd.	32,900	1,823,578
Suzuki Motor Corp.	167,000	6,531,117
Sysmex Corp.	75,900	5,542,326
T&D Holdings, Inc.	253,800	2,850,135
Taiheiyo Cement Corp.	55,100	1,547,502
Taisei Corp.	91,800	3,167,167
Taisho Pharmaceutical Holdings Co. Ltd.	15,100	1,156,200
Taiyo Nippon Sanso Corp.	59,000	1,215,360
Takeda Pharmaceutical Co. Ltd.	674,303	23,206,750
TDK Corp.	58,900	4,522,188
Teijin Ltd.	73,700	1,275,060
Terumo Corp.	292,900	8,524,959
THK Co. Ltd.	54,900	1,399,877
Tobu Railway Co. Ltd.	87,100	2,476,378
Toho Co. Ltd.	51,600	2,003,478
Toho Gas Co. Ltd.	32,300	1,233,629
Tohoku Electric Power Co., Inc.	194,500	1,950,542
Tokio Marine Holdings, Inc.	293,700	15,589,901
Tokyo Century Corp.	19,500	811,081
Tokyo Electric Power Co., Inc. (a)	693,400	3,335,506
Tokyo Electron Ltd.	71,300	12,076,257
Tokyo Gas Co. Ltd.	174,300	4,350,822
Tokyu Corp.	226,900	3,973,212
Tokyu Fudosan Holdings Corp.	278,500	1,611,146
Toppan Printing Co. Ltd.	106,500	1,731,037
Toray Industries, Inc.	629,600	4,331,319
Toshiba Corp.	252,600	8,091,837
Tosoh Corp.	118,600	1,662,283
Toto Ltd.	64,400	2,578,652
Toyo Seikan Group Holdings Ltd.	64,600	1,127,690
Toyo Suisan Kaisha Ltd.	38,300	1,547,279
Toyoda Gosei Co. Ltd.	30,100	556,126
Toyota Industries Corp.	66,600	3,471,109
Toyota Motor Corp.	1,035,650	66,916,695
Toyota Tsusho Corp.	96,700	2,799,074
Trend Micro, Inc.	58,000	2,528,913
Tsuruha Holdings, Inc.	16,000	1,636,915
Unicharm Corp.	183,100	5,214,117
United Urban Investment Corp.	1,320	2,233,771
USS Co. Ltd.	100,300	1,997,887
Welcia Holdings Co. Ltd.	22,000	1,027,300
West Japan Railway Co.	74,300	6,081,988
Yahoo! Japan Corp.	1,286,800	3,768,948
Yakult Honsha Co. Ltd.	54,500	3,090,955
Yamada Denki Co. Ltd.	267,900	1,184,483
Yamaha Corp.	65,200	3,073,685
Yamaha Motor Co. Ltd.	127,300	2,232,195
Yamato Holdings Co. Ltd.	137,700	2,703,386
Yamazaki Baking Co. Ltd.	55,300	844,826
Yaskawa Electric Corp.	109,000	3,607,015
Yokogawa Electric Corp.	104,100	1,863,059
Yokohama Rubber Co. Ltd.	56,000	1,030,333
Zozo, Inc.	92,000	1,744,609

TOTAL JAPAN		1,495,874,233

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	301,663	4,848,155
Aroundtown SA	412,534	3,302,675
Eurofins Scientific SA (b)	5,210	2,226,243
Millicom International Cellular SA (depository receipt)	30,018	1,543,583
RTL Group SA	17,904	883,167
SES SA (France) (depositary receipt)	165,628	2,742,919
Tenaris SA	214,826	2,691,550

TOTAL LUXEMBOURG		18,238,292

Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,931,600	626,164
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,208,000	1,224,588
HKT Trust/HKT Ltd. unit	1,719,000	2,745,992

TOTAL MULTI-NATIONAL		3,970,580

Netherlands - 4.8%
ABN AMRO Group NV GDR (c)	192,223	3,847,822
Adyen BV (a)(c)	4,692	3,568,308
AEGON NV	811,162	3,997,346
AerCap Holdings NV (a)	57,784	3,150,962
Airbus Group NV	264,124	37,336,808
Akzo Nobel NV	103,370	9,778,094
ASML Holding NV (Netherlands)	193,146	43,037,595
CNH Industrial NV	460,998	4,681,720
EXOR NV	49,166	3,426,709
Ferrari NV	55,366	8,926,912
Fiat Chrysler Automobiles NV (Italy)	492,375	6,560,332
Heineken Holding NV	52,332	5,312,321
Heineken NV (Bearer)	117,597	12,643,070
ING Groep NV (Certificaten Van Aandelen)	1,765,821	19,593,099
Koninklijke Ahold Delhaize NV	537,643	12,211,444
Koninklijke DSM NV	82,299	10,195,868
Koninklijke KPN NV	1,621,507	4,623,640
Koninklijke Philips Electronics NV	420,216	19,712,602
NN Group NV	139,660	5,261,161
NXP Semiconductors NV	134,149	13,869,665
QIAGEN NV (Germany) (a)	104,875	4,003,012
Randstad NV	54,248	2,734,792
STMicroelectronics NV (France)	310,299	5,686,823
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	62,785	8,409,862
Unilever NV	660,933	38,310,078
Vopak NV	30,505	1,506,099
Wolters Kluwer NV	126,969	9,214,765

TOTAL NETHERLANDS		301,600,909

New Zealand - 0.3%
Auckland International Airport Ltd.	439,036	2,674,623
Fisher & Paykel Healthcare Corp.	260,769	2,810,774
Fletcher Building Ltd.	389,495	1,265,948
Meridian Energy Ltd.	579,570	1,783,888
Ryman Healthcare Group Ltd.	172,641	1,455,668
Spark New Zealand Ltd.	836,264	2,179,930
The a2 Milk Co. Ltd. (a)	333,097	3,913,924

TOTAL NEW ZEALAND		16,084,755

Norway - 0.6%
Aker Bp ASA	49,072	1,396,232
DNB ASA	436,655	7,826,640
Equinor ASA	454,430	8,152,936
Gjensidige Forsikring ASA	90,160	1,755,498
Marine Harvest ASA	198,966	4,787,243
Norsk Hydro ASA	610,178	2,075,392
Orkla ASA	346,739	2,955,002
Schibsted ASA (B Shares)	44,716	1,155,160
Telenor ASA	333,516	6,781,934
Yara International ASA	80,547	3,788,714

TOTAL NORWAY		40,674,751

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	626,135	3,031,975
Portugal - 0.2%
Energias de Portugal SA	1,160,558	4,266,614
Galp Energia SGPS SA Class B	227,605	3,543,380
Jeronimo Martins SGPS SA	114,545	1,851,933

TOTAL PORTUGAL		9,661,927

Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,116,100	2,477,953
CapitaCommercial Trust (REIT)	1,196,758	1,787,553
CapitaLand Ltd.	1,169,000	3,062,564
CapitaMall Trust	1,174,300	2,231,730
City Developments Ltd.	207,500	1,456,102
ComfortDelgro Corp. Ltd.	986,800	1,934,115
DBS Group Holdings Ltd.	814,477	15,529,504
Jardine Cycle & Carriage Ltd.	44,900	1,098,611
Keppel Corp. Ltd.	648,300	2,995,624
Oversea-Chinese Banking Corp. Ltd.	1,450,080	12,072,906
Sembcorp Industries Ltd.	455,600	770,866
Singapore Airlines Ltd.	247,200	1,730,699
Singapore Airport Terminal Service Ltd.	307,500	1,071,384
Singapore Exchange Ltd.	365,600	2,097,624
Singapore Press Holdings Ltd.	653,900	1,045,539
Singapore Technologies Engineering Ltd.	696,400	2,136,031
Singapore Telecommunications Ltd.	3,705,900	8,939,432
Suntec (REIT)	859,600	1,188,129
United Overseas Bank Ltd.	572,472	10,907,174
UOL Group Ltd.	211,891	1,126,125
Venture Corp. Ltd.	125,100	1,396,047
Wilmar International Ltd.	875,500	2,530,746
Yangzijiang Shipbuilding Holdings Ltd.	1,088,300	1,122,215

TOTAL SINGAPORE		80,708,673

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	123,949	5,008,375
Aena Sme SA (c)	30,557	5,550,945
Amadeus IT Holding SA Class A	199,016	15,721,372
Banco Bilbao Vizcaya Argentaria SA	3,026,264	15,408,853
Banco de Sabadell SA	2,555,883	2,239,723
Banco Santander SA (Spain)	7,364,971	31,435,718
Bankia SA	563,168	1,117,493
Bankinter SA	307,009	1,994,292
CaixaBank SA	1,629,386	4,038,349
Cellnex Telecom SA (c)	88,056	3,303,529
Enagas SA	103,039	2,244,213
Endesa SA	143,909	3,560,517
Ferrovial SA	220,643	5,752,130
Gas Natural SDG SA	136,071	3,449,441
Grifols SA	135,372	4,390,804
Iberdrola SA	2,722,493	25,828,264
Inditex SA	494,915	14,808,995
MAPFRE SA (Reg.)	474,790	1,310,302
Red Electrica Corporacion SA	196,534	3,705,422
Repsol SA	686,166	10,883,151
Siemens Gamesa Renewable Energy SA	107,279	1,505,256
Telefonica SA	2,120,739	16,167,700

TOTAL SPAIN		179,424,844

Sweden - 2.3%
Alfa Laval AB	142,864	2,677,984
ASSA ABLOY AB (B Shares)	454,486	10,424,606
Atlas Copco AB:
(A Shares)	311,443	9,574,183
(B Shares)	168,308	4,613,063
Boliden AB	124,299	2,831,103
Electrolux AB (B Shares)	102,303	2,374,054
Epiroc AB:
Class A	294,291	3,231,908
Class B	181,797	1,893,003
Essity AB Class B	274,995	8,197,548
H&M Hennes & Mauritz AB (B Shares)	364,489	6,354,901
Hexagon AB (B Shares)	118,223	5,751,307
Husqvarna AB (B Shares)	189,503	1,683,730
ICA Gruppen AB (b)	41,213	1,830,883
Industrivarden AB (C Shares)	76,004	1,655,194
Investor AB (B Shares)	206,391	9,839,689
Kinnevik AB (B Shares)	110,102	2,812,594
Lundbergfoeretagen AB	33,026	1,225,838
Lundin Petroleum AB	84,965	2,687,572
Sandvik AB	512,248	7,908,065
Securitas AB (B Shares)	142,332	2,209,838
Skandinaviska Enskilda Banken AB (A Shares)	738,233	6,958,054
Skanska AB (B Shares)	154,346	2,887,622
SKF AB (B Shares)	172,934	2,844,271
Svenska Handelsbanken AB (A Shares)	692,891	6,234,579
Swedbank AB (A Shares)	410,796	5,594,107
Swedish Match Co. AB	79,885	3,058,555
Tele2 AB (B Shares)	226,458	3,245,244
Telefonaktiebolaget LM Ericsson (B Shares)	1,393,529	12,192,366
Telia Co. AB	1,276,964	5,703,299
Volvo AB (B Shares)	673,938	10,062,420

TOTAL SWEDEN		148,557,580

Switzerland - 9.2%
ABB Ltd. (Reg.)	835,919	15,779,773
Adecco SA (Reg.)	72,033	3,944,414
Alcon, Inc. (a)	196,687	11,470,359
Baloise Holdings AG	22,150	4,006,621
Barry Callebaut AG	999	1,957,721
Clariant AG (Reg.)	91,000	1,668,021
Coca-Cola HBC AG	90,986	3,137,979
Compagnie Financiere Richemont SA Series A	236,828	20,294,563
Credit Suisse Group AG	1,159,767	14,022,785
Dufry AG	19,689	1,735,000
Ems-Chemie Holding AG	3,715	2,327,128
Galenica AG	20,684	3,071,768
Geberit AG (Reg.)	16,802	7,762,826
Givaudan SA	4,187	11,139,512
Julius Baer Group Ltd.	101,604	4,341,806
Kuehne & Nagel International AG	24,502	3,615,372
Lafargeholcim Ltd. (Reg.)	220,231	10,839,382
Lindt & Spruengli AG	48	3,972,048
Lindt & Spruengli AG (participation certificate)	472	3,478,719
Lonza Group AG	33,776	11,590,919
Nestle SA (Reg. S)	1,389,002	147,355,342
Novartis AG	983,261	90,163,904
Pargesa Holding SA	17,737	1,332,214
Partners Group Holding AG	8,473	6,766,132
Roche Holding AG (participation certificate)	318,630	85,286,164
Schindler Holding AG:
(participation certificate)	18,414	4,262,131
(Reg.)	9,199	2,073,718
SGS SA (Reg.)	2,428	6,005,611
Sika AG	57,872	8,379,235
Sonova Holding AG Class B	25,191	5,813,015
Straumann Holding AG	4,682	3,827,325
Swatch Group AG (Bearer)	14,072	4,100,413
Swatch Group AG (Bearer) (Reg.)	18,783	1,027,395
Swiss Life Holding AG	15,513	7,510,441
Swiss Prime Site AG	34,653	3,050,495
Swiss Re Ltd.	138,201	13,417,816
Swisscom AG	11,750	5,700,442
Temenos Group AG	29,027	5,139,666
UBS Group AG	1,749,417	19,516,145
Zurich Insurance Group Ltd.	68,603	23,901,201

TOTAL SWITZERLAND		584,785,521

United Kingdom - 15.6%
3i Group PLC	440,937	5,965,486
Admiral Group PLC	86,241	2,272,699
Anglo American PLC (United Kingdom)	477,521	11,840,744
Antofagasta PLC	177,253	2,024,515
Ashtead Group PLC	214,494	5,929,033
Associated British Foods PLC	161,543	4,754,149
AstraZeneca PLC (United Kingdom)	574,644	49,645,721
Auto Trader Group PLC (c)	423,594	2,780,719
Aviva PLC	1,770,109	8,690,562
BAE Systems PLC	1,450,261	9,635,153
Barclays PLC	7,772,495	14,548,785
Barratt Developments PLC	460,030	3,609,523
Berkeley Group Holdings PLC	55,637	2,623,861
BHP Billiton PLC	957,351	22,826,635
BP PLC	9,186,657	60,785,804
British American Tobacco PLC (United Kingdom)	1,040,330	37,069,619
British Land Co. PLC	414,793	2,562,503
BT Group PLC	3,825,263	8,960,117
Bunzl PLC	152,640	3,990,948
Burberry Group PLC	186,814	5,132,098
Carnival PLC	74,744	3,373,884
Centrica PLC	2,583,815	2,378,627
Coca-Cola European Partners PLC	107,631	5,949,842
Compass Group PLC	719,198	18,196,088
Croda International PLC	58,249	3,320,820
Diageo PLC	1,096,225	45,712,802
Direct Line Insurance Group PLC	623,634	2,445,086
easyJet PLC	72,306	847,658
Evraz PLC	228,819	1,811,517
Fresnillo PLC	100,171	732,126
G4S PLC (United Kingdom)	707,177	1,647,326
GlaxoSmithKline PLC	2,251,648	46,566,174
Halma PLC	172,286	4,169,388
Hargreaves Lansdown PLC	129,026	3,295,079
HSBC Holdings PLC (United Kingdom)	9,092,467	72,816,937
Imperial Tobacco Group PLC	434,093	11,059,515
Informa PLC	569,139	6,049,216
InterContinental Hotel Group PLC	78,076	5,424,306
Intertek Group PLC	73,229	5,083,190
Investec PLC	310,016	1,772,703
ITV PLC	1,650,494	2,226,950
J Sainsbury PLC	802,390	1,914,690
John Wood Group PLC	310,161	2,002,862
Johnson Matthey PLC	87,862	3,435,195
Kingfisher PLC	948,975	2,562,127
Land Securities Group PLC	320,176	3,100,132
Legal & General Group PLC	2,702,059	8,602,680
Lloyds Banking Group PLC	32,357,167	20,931,335
London Stock Exchange Group PLC	141,941	11,437,433
Marks & Spencer Group PLC	886,617	2,228,451
Meggitt PLC	353,195	2,562,519
Melrose Industries PLC	2,204,317	5,011,512
Merlin Entertainments PLC (c)	324,819	1,783,481
Micro Focus International PLC	155,404	3,273,447
Mondi PLC	220,257	4,830,757
National Grid PLC	1,545,374	15,867,177
Next PLC	62,491	4,608,355
NMC Health PLC	42,558	1,280,413
Ocado Group PLC (a)	206,296	3,124,668
Pearson PLC	355,596	3,765,540
Persimmon PLC	144,113	3,520,889
Prudential PLC	1,175,778	24,190,733
Reckitt Benckiser Group PLC	320,847	24,802,531
RELX PLC (London Stock Exchange)	889,978	21,142,774
Rentokil Initial PLC	838,880	4,437,705
Rio Tinto PLC	516,819	29,185,538
Rolls-Royce Holdings PLC	774,022	8,090,348
Royal Bank of Scotland Group PLC	2,185,979	5,759,067
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,009,867	63,301,769
Class B (United Kingdom)	1,696,253	53,576,208
RSA Insurance Group PLC	465,476	3,173,362
Sage Group PLC	492,638	4,313,499
Schroders PLC	56,336	2,036,809
Scottish & Southern Energy PLC	465,694	6,208,490
Segro PLC	491,807	4,570,577
Severn Trent PLC	107,521	2,634,739
Smith & Nephew PLC	396,523	8,976,817
Smiths Group PLC	179,751	3,589,333
Spirax-Sarco Engineering PLC	33,378	3,651,159
St. James's Place Capital PLC	240,020	2,872,181
Standard Chartered PLC (United Kingdom)	1,275,758	10,500,209
Standard Life PLC	1,130,614	4,108,320
Taylor Wimpey PLC	1,487,669	2,927,212
Tesco PLC	4,444,675	12,039,328
The Weir Group PLC	117,903	2,146,426
Unilever PLC	503,216	30,274,573
United Utilities Group PLC	309,075	2,964,080
Vodafone Group PLC	12,120,133	22,058,442
Whitbread PLC	60,628	3,334,795
WM Morrison Supermarkets PLC	1,081,681	2,560,489

TOTAL UNITED KINGDOM		985,799,084

TOTAL COMMON STOCKS
(Cost $5,772,821,262)		6,181,367,301

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	25,396	1,513,905
Fuchs Petrolub AG	30,041	1,161,943
Henkel AG & Co. KGaA	80,316	8,289,951
Porsche Automobil Holding SE (Germany)	69,646	4,565,027
Sartorius AG (non-vtg.)	16,131	3,310,691
Volkswagen AG	84,339	14,092,252

TOTAL GERMANY		32,933,769

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,467,779	1,311,652
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,924,149)		34,245,421
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.94% 2/27/20(d)
(Cost $7,910,423)	8,000,000	7,907,631
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.43% (e)	88,783,553	88,801,310
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	15,933,833	15,935,426
TOTAL MONEY MARKET FUNDS
(Cost $104,736,736)		104,736,736
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,919,392,570)		6,328,257,089
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,121,035
NET ASSETS - 100%		$6,336,378,124

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,289	Sept. 2019	$121,404,465	$(3,778,740)	$(3,778,740)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,624,590 or 0.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,864,497.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$653,762
Fidelity Securities Lending Cash Central Fund	493,423
Total	$1,147,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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